Long-Term Investments (Tables)	3 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investment represented investment in Quleduo Technology Co., (“Quleduo”).

	March 31,	December 31,
	2025	2024
Investment in Quleduo	$1,500,000	$1,500,000
Less: share of equity loss in Quleduo	(20,600)	(19,200)
	$1,479,400	$1,480,800